Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes

The components of loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Domestic	$(13,978)	$(15,598)
Foreign	—	—
Loss before income taxes	$(13,978)	$(15,598)

Schedule of Income Tax Expense Comprised of Current State Taxes and Foreign Taxes

The total income tax provision for the years ended December 31, 2023 and 2022 was expense of $8,000 and $14,000, respectively, and is comprised of current state taxes and foreign taxes withheld by governmental agencies outside of the United States, as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$—
State	(7)	(13)
Foreign	(1)	(1)
Total current tax (expense)	(8)	(14)
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax (expense)	—	—
Total tax (expense)	$(8)	$(14)

Reconciliation of the Statutory Federal Income Tax Rate	The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2023	2022
Expected income tax provision at the federal statutory rate	21.0%	21.0%
State taxes, net of federal benefits	5.0%	16.0%
Change in valuation allowance	(26.6)%	(40.9)%
Derivative liability	9.8%	4.1%
PIPE Transactions	(9.8)%	—
Contingent Consideration Release	—	0.1%
Non-controlling interest	—	(0.3)%
Other	0.5%	(0.1)%
Income tax provision	(0.1)%	(0.1)%

Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$23,160	$19,654
Stock-based compensation	4,654	4,541
Accrued payroll and benefits	342	296
Research and development credits	16	16
Fixed asset basis difference	87	54
Inventory reserve	102	445
Charitable contributions	3	2
Income from partnerships	231	97
Lease liability	261	531
Other accounts receivable reserve	147	65
Amortized intangibles	755	819
Goodwill	358	393
Section 174 Capitalization	583	340
Total deferred tax assets	30,699	27,253
Deferred tax liabilities:
Right of use asset	(205)	(486)
Total deferred tax liabilities	(205)	(486)
Less valuation allowance	(30,494)	(26,767)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

The Company had the following unrecognized tax benefits (in thousands), none of which, if recognized, would impact the Company’s effective tax rate:

	Year Ended December 31,
	2023	2022
Unrecognized tax benefit beginning balance	$16	$17
Increases for tax positions taken in prior years	—	—
Decreases for tax positions taken in prior years	—	(1)
Increases for tax positions taken in current years	—	—
Settlements	—	—
Unrecognized tax benefit ending balance	$16	$16